10. Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Liabilities

As of September 30, 2015 and December 31, 2014, the Company has the following accrued liabilities:

	9/30/2015	12/31/2014
Accrued Salaries and Wages
Accrued Salaries and Wages	$85,620	$50,288

Disputed Trade Payables
Disputed Trade Payables (a)	925,000	925,000

Services Advance
Services Advance (b)	1,489,583	739,583

Accrued Expenses
Other Accrued Expenses	409,512	283,582

Total Accrued Liabilities	$2,909,715	$1,998,453

(a)	As part of the Merger, the Company assumed certain liabilities from a previous member of A Squared which has claimed certain liabilities totaling $925,000. The Company disputes the basis for this liability.
(b)	During the first quarter of 2014, the Company entered into an exclusive three year agreement with Sony DADC, the optical disc manufacturing and fulfillment arm of Sony, to provide all CD, DVD and BD replication, packaging and distribution to Genius Brands International’s direct customers. Under the terms of the long-term, exclusive supply chain services agreement, the Company will order a minimum level of disc replication, packaging and distribution services for its content across all physical media, including DVD, CD, and Blu-ray from Sony DADC. As consideration for these minimum order levels, the Company received a total of $1,500,000, $750,000 during the first quarter of 2014 and $750,000 during the first quarter of 2015. At the end of the term, the Company is obligated to repay a pro-rata portion of the advance if it has not ordered a minimum number of DVD/CD units during the term.

As of December 31, 2014 and 2013, the Company has the following accrued liabilities:

	12/31/2014	12/31/2013
Accrued Salaries and Wages
Accrued Salaries and Wages	$50,288	$59,958

Disputed Trade Payables
Disputed Trade Payables (a)	925,000	925,000

Services Advance
Services Advance (b)	739,583	–

Accrued Expenses
Other Accrued Expenses	283,582	219,275

Total Accrued Liabilities	$1,998,453	$1,204,233

(a)	As part of the Merger, the Company assumed certain liabilities from a previous member of A Squared which has claimed certain liabilities totaling $925,000. The Company disputes the basis for this liability.
(b)	During the first quarter of 2014, the Company entered into an exclusive three year agreement with Sony DADC, the optical disc manufacturing and fulfillment arm of Sony, to provide all CD, DVD and BD replication, packaging and distribution to Genius Brands International’s direct customers. Under the terms of the long-term, exclusive supply chain services agreement, the Company will order a minimum level of disc replication, packaging and distribution services for its content across all physical media, including DVD, CD, and Blu-ray from Sony DADC. As consideration for these minimum order levels, the Company received a total of $1,500,000, $750,000 during the first quarter of 2014 and $750,000 during the first quarter of 2015. At the end of the term, the Company is obligated to repay a pro-rata portion of the advance if it has not ordered a minimum number of DVD/CD units during the term.